Trading portfolio (Table)	12 Months Ended
Dec. 31, 2021
Net assets (liabilities) [abstract]
Trading portfolio assets

	Barclays Bank Group
	2021	2020
	£m	£m
Debt securities and other eligible bills	50,700	56,196
Equity securities	83,113	62,192
Traded loans	12,525	8,348
Commodities	533	928
Trading Portfolio Assets	146,871	127,664

Debt securities and other eligible bills	(34,079)	(28,836)
Equity securities	(19,212)	(17,303)
Trading Portfolio Liabilities	(53,291)	(46,139)

Trading portfolio liabilities

	Barclays Bank Group
	2021	2020
	£m	£m
Debt securities and other eligible bills	50,700	56,196
Equity securities	83,113	62,192
Traded loans	12,525	8,348
Commodities	533	928
Trading Portfolio Assets	146,871	127,664

Debt securities and other eligible bills	(34,079)	(28,836)
Equity securities	(19,212)	(17,303)
Trading Portfolio Liabilities	(53,291)	(46,139)